Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (loss) per share
Schedule of earnings (loss) per share

	FOR THE YEAR ENDED
	DECEMBER 31,
	2018	2019	2020
Weighted average number of outstanding shares	13,463,413	16,966,140	60,022,714
Treasury shares	88,987	83,479	48,228
Weighted average number of outstanding shares (without Treasury shares)	13,374,426	16,882,661	59,974,486

Net loss (in thousands of euros)	(13,987)	(17,788)	(17,054)
Basic loss per share (€/share)	(1.05)	(1.05)	(0.28)
Diluted loss per share (€/share)	(1.05)	(1.05)	(0.28)